Risk management - Regulatory Capital (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Nov. 01, 2017	Jul. 03, 2017	Dec. 31, 2016	Nov. 04, 2016	Dec. 31, 2015
Risk management
CET1 fully loaded ratio	11.30%
Subscribed capital	€ 8,118	€ 8,068	€ 8,068	€ 48	€ 729	€ 7,291	€ 74	€ 7,217
Share premium account	50,993	51,053	51,053		€ 6,343	44,912
Reserves	53,988		52,577
Treasury shares	(59)	(22)	(22)			(7)
Attributable profit	7,810	6,619	6,619			6,204
Approved dividends	(2,237)	(2,029)	(2,029)			(1,667)
Total equity attributable to owners of parent	118,613		116,265
Valuation Adjustments	(22,141)		(21,777)
Non-controlling interests	10,889	12,236	12,344			11,761
TOTAL EQUITY	107,361	€ 105,362	106,833			€ 102,699		€ 98,753
Goodwill and intangible assets	(28,644)		(28,537)
Eligible preference shares and preferred securities	9,754		7,635
Accrued dividend	(1,055)		(968)
Other adjustments	(9,700)		(7,679)
Tier I (Phase-in)	€ 77,716		€ 77,283